Leases (Tables)	3 Months Ended
Mar. 31, 2026
Leases
Schedule of future maturity of operating lease liabilities

March 31,
2026
Fiscal 2026 (remaining 9 months)	$18,750
Fiscal 2027	47,917
Fiscal 2028	4,167
Fiscal 2029	—
Fiscal 2030	—
Thereafter	—
Total lease payments	70,834
Less: Imputed interest	11,267
Total	$59,567

Current operating lease liabilities	$16,181
Non-current operating lease liabilities	$43,386

Schedule of supplemental information related to cash flows for operating leases

March 31,
2026
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used for operating leases	$4,167

Right-of-use assets obtained in exchange for lease obligations
Operating lease liabilities	$62,088

Weighted-average remaining lease term (in years)	1.8
Weighted-average discount rate	16.1%